Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000123807 | Jazz Pharmaceuticals8905231
Holdings [Line Items]
Percent of Total Investments	1.20%
C000123807 | Ryder System8905401
Holdings [Line Items]
Percent of Total Investments	1.20%
C000123807 | UGI8904870
Holdings [Line Items]
Percent of Total Investments	1.20%
C000123807 | CNO Financial Group8905042
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123807 | MGIC Investment8905275
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123807 | Exelixis8905104
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123807 | Cirrus Logic8905038
Holdings [Line Items]
Percent of Total Investments	1.00%
C000123807 | Associated Banc-Corp8904968
Holdings [Line Items]
Percent of Total Investments	1.00%
C000123807 | Dropbox8905075
Holdings [Line Items]
Percent of Total Investments	1.00%
C000123807 | Zions Bancorp8904914
Holdings [Line Items]
Percent of Total Investments	0.90%
C000123807 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000123807 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000123807 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000123807 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123807 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123807 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000123807 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000123807 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000123807 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000123807 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000123807 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000123807 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000142891 | Jazz Pharmaceuticals8905231
Holdings [Line Items]
Percent of Total Investments	1.20%
C000142891 | Ryder System8905401
Holdings [Line Items]
Percent of Total Investments	1.20%
C000142891 | UGI8904870
Holdings [Line Items]
Percent of Total Investments	1.20%
C000142891 | CNO Financial Group8905042
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142891 | MGIC Investment8905275
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142891 | Exelixis8905104
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142891 | Cirrus Logic8905038
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142891 | Associated Banc-Corp8904968
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142891 | Dropbox8905075
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142891 | Zions Bancorp8904914
Holdings [Line Items]
Percent of Total Investments	0.90%
C000142891 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142891 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142891 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142891 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142891 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142891 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000142891 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000142891 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000142891 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000142891 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000142891 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000142891 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.40%